Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Rental Commitments Under Operating Leases

Future rental commitments under operating leases as of February 28, 2018 were as follows:

	RMB	USD
Year ending of February 28 or 29:
2019	52,584	8,310
2020	44,708	7,065
2021	39,589	6,256
2022	34,109	5,390
2023	27,757	4,386
Thereafter	30,145	4,764
Total	228,892	36,171

Schedule of Remaining Donation Commitments	The planned schedule for the remaining three tranches is as follows
	RMB	USD
Year ended of February 28 or 29:
2019	20,000	3,161
2020	25,000	3,951
2021	30,000	4,741
Total	75,000	11,853